Goodwill and Intangible Assets	12 Months Ended
Sep. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Note 11 — Goodwill and Intangible Assets
Changes in the carrying amount of goodwill by reportable segment are as follows:

	AmeriGas Propane	UGI International	Midstream & Marketing	UGI Utilities	Total
Balance September 30, 2016	$1,978.3	$817.0	$11.6	$182.1	$2,989.0
Acquisitions	23.0	55.5	—	—	78.5
Purchase accounting adjustments	—	(1.7)	—	—	(1.7)
Foreign currency translation	—	41.4	—	—	41.4
Balance September 30, 2017	2,001.3	912.2	11.6	182.1	3,107.2
Acquisitions	4.5	54.9	—	—	59.4
Dispositions	(2.8)	—	—	—	(2.8)
Purchase accounting adjustments	—	13.6	—	—	13.6
Foreign currency translation	—	(17.0)	—	—	(17.0)
Balance September 30, 2018	$2,003.0	$963.7	$11.6	$182.1	$3,160.4

Intangible assets comprise the following at September 30:

	2018	2017
Customer relationships, noncompete agreements and other (subject to amortization)	$848.6	$817.8
Trademarks and tradenames (subject to amortization)	7.9	—
Trademarks and tradenames (not subject to amortization)	50.3	134.1
Gross carrying amount	906.8	951.9
Accumulated amortization	(393.2)	(340.2)
Intangible assets, net	$513.6	$611.7

Amortization expense of intangible assets was $58.6, $50.8 and $54.3 for Fiscal 2018, Fiscal 2017 and Fiscal 2016, respectively. Estimated amortization expense of intangible assets during the next five fiscal years is as follows: Fiscal 2019 — $57.2; Fiscal 2020 — $55.8; Fiscal 2021 — $52.5; Fiscal 2022 — $49.5; Fiscal 2023 — $48.0.

In April 2018, a plan to discontinue the use of certain indefinite-lived tradenames and trademarks, primarily associated with its January 2012 acquisition of Heritage Propane, was presented to the Partnership’s senior management. After considering the merits of the plan, the Partnership’s senior management approved a plan to discontinue the use of these tradenames and trademarks over a period of approximately three years. As a result, during the third quarter of Fiscal 2018, the Partnership determined that these tradenames and trademarks no longer had indefinite lives and adjusted the carrying amounts of these tradenames and trademarks to their estimated fair values of approximately $7.9. During the third quarter of Fiscal 2018, the Partnership recorded a non-cash, pre-tax impairment charge of $75.0 which amount is reflected in “Impairment of Partnership tradenames and trademarks” on the Consolidated Statements of Income, and is amortizing the remaining fair value of these tradenames and trademarks of $7.9 over their estimated period of benefit of three years. See Note 16 for further information on the determination of fair values for the affected tradenames and trademarks.